RETIREMENT PLAN BENEFITS - Additional Information (Details) - Pension Plan - USD ($)	5 Months Ended	12 Months Ended
	Feb. 03, 2017	Feb. 02, 2018	Jan. 29, 2016
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, discount rate	4.10%	3.80%	3.40%
Under-funded status of pension plan, other long-term liabilities	$ 65,000,000	$ 41,000,000
Net periodic benefit cost, discount rate	3.40%	4.10%
Net periodic benefit cost, expected long-term rate of return on plan assets	6.50%	6.50%
Net gains recognized in accumulated other comprehensive income		$ 39,000,000
Reclassifications from accumulated other comprehensive loss to a component of net periodic benefit cost		0
Accumulated other comprehensive loss to be recognized as a component of net periodic benefit cost		0
Expected future benefit payments, fiscal year 2019		26,000,000
Expected future benefit payments, fiscal year 2020		28,000,000
Expected future benefit payments, fiscal year 2021		29,000,000
Expected future benefit payments, fiscal year 2022		31,000,000
Expected future benefit payments, fiscal year 2023		32,000,000
Expected future benefit payments, fiscal years thereafter		$ 173,000,000